CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS - OPERATING ACTIVITIES
Net profit for the period	$ 154,075	$ 83,289	$ 88,073
Income and expense items not involving cash flows:
Depreciation and amortization	270,710	240,531	214,474
Effect of exchange rate differences on debentures	1,138	6,645	10,294
Other expense (income), net	(1,461)	5,215	(4,293)
Changes in assets and liabilities:
Trade accounts receivable	14,335	(33,087)	27,317
Other current assets	(26,731)	(7,999)	(4,600)
Inventories	(44,192)	(2,891)	(21,021)
Trade accounts payable	(25,004)	(18,576)	(339)
Deferred revenue and customers' advances	74,524	(3,072)	(10,331)
Employee related liabilities and other current liabilities	16,850	347	(9,435)
Long-term employee related liabilities	(2,681)	3,936	(310)
Deferred tax, net and other long-term liabilities	(10,270)	2,223	1,491
Net cash provided by operating activities	421,293	276,561	291,320
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment, net	(313,808)	(313,656)	(191,396)
Proceeds related to sale and disposal of property and equipment	34,548	57,117	19,230
Investments in other assets	(1,792)	(1,450)	(413)
Deposits and marketable securities, net	(57,892)	(105,620)	(132,515)
Net cash used in investing activities	(338,944)	(363,609)	(305,094)
CASH FLOWS - FINANCING ACTIVITIES
Exercise of options, net	458	2,512	1,842
Proceeds from loans	96,143	0	0
Loans repayment	(97,174)	0	0
Principal payments on account of capital lease obligation	(35,391)	(25,364)	(19,402)
Debentures repayment	(40,893)	(38,335)	0
Net cash used in financing activities	(76,857)	(61,187)	(17,560)
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGE	(6,245)	4,357	1,804
DECREASE IN CASH AND CASH EQUIVALENTS	(753)	(143,878)	(29,530)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	211,683	355,561	385,091
CASH AND CASH EQUIVALENTS - END OF PERIOD	210,930	211,683	355,561
NON-CASH ACTIVITIES:
Investments in property and equipment	65,634	35,271	39,184
Conversion of notes into share capital	0	0	22,600
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash received during the period from interest	5,590	10,524	14,436
Cash paid during the period for interest	4,561	6,633	7,456
Cash paid for (received from) income taxes, net during the period	$ 8,288	$ (2,436)	$ 13,026